Auditor's remuneration and Research and development expenditures (Tables)	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Schedule of auditor's remuneration

Auditor’s remuneration
	Full year
(in USD millions, excluding VAT)	2024	2023	2022

Audit fee	15.5	14.9	11.4
Audit related fee	1.7	1.2	1.8
Tax fee	—	—	—
Other service fee	0.4	—	—

Total remuneration	17.6	16.1	13.2